Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	nadl
Entity Registrant Name	North Atlantic Drilling Ltd.
Entity Central Index Key	0001560186
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	241,142,651